EXPLANATORY NOTE

Attached for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing the risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the Prospectus Supplement for the Conestoga Small Cap Fund, filed pursuant to Rule 497 on July 31, 2017 (accession number 0001398344-17-009343).  Such Prospectus Supplement is incorporated by reference into this Rule 497 document.